Supplementary Financial Statement Information - Research & Development (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Research and development costs	$ 13.2	$ 12.5	$ 13.2